Offerings	Aug. 14, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock, depositary shares and debt securities as may be issued upon conversion of or exchange for preferred stock, depositary shares, debt securities, warrants or settlement of any purchase contracts or units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Offering Note
(1)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock, depositary shares and debt securities as may be issued upon conversion of or exchange for preferred stock, depositary shares, debt securities, warrants or settlement of any purchase contracts or units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Offering Note
(1)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock, depositary shares and debt securities as may be issued upon conversion of or exchange for preferred stock, depositary shares, debt securities, warrants or settlement of any purchase contracts or units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock, depositary shares and debt securities as may be issued upon conversion of or exchange for preferred stock, depositary shares, debt securities, warrants or settlement of any purchase contracts or units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock, depositary shares and debt securities as may be issued upon conversion of or exchange for preferred stock, depositary shares, debt securities, warrants or settlement of any purchase contracts or units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock, depositary shares and debt securities as may be issued upon conversion of or exchange for preferred stock, depositary shares, debt securities, warrants or settlement of any purchase contracts or units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock, depositary shares and debt securities as may be issued upon conversion of or exchange for preferred stock, depositary shares, debt securities, warrants or settlement of any purchase contracts or units that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities or that are issued in units.